Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Huntington Ingalls Industries Inc.	10,903	$2,314,925
Textron Inc.	61,334	3,940,096

		6,255,021

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	36,263	3,520,412
Expeditors International of Washington Inc.	45,093	4,953,917

		8,474,329

Auto Components — 1.3%
Aptiv PLC(a)	36,528	5,256,014
Autoliv Inc.(a)	22,339	2,248,644
BorgWarner Inc.	65,748	3,194,038
Lear Corp.	15,316	2,815,693

		13,514,389

Biotechnology — 4.0%
Alexion Pharmaceuticals Inc.(a)	58,950	9,943,686
Biogen Inc.(a)	42,581	11,383,179
Horizon Therapeutics PLC(a)	59,265	5,607,654
Regeneron Pharmaceuticals Inc.(a)	28,119	13,533,675

		40,468,194

Building Products — 2.3%
A O Smith Corp.	36,426	2,467,861
Carrier Global Corp.	221,319	9,645,082
Fortune Brands Home & Security Inc.	37,157	3,900,742
Masco Corp.	70,343	4,493,511
Owens Corning	29,052	2,812,524

		23,319,720

Capital Markets — 2.3%
Franklin Resources Inc.	79,940	2,398,200
Invesco Ltd.	104,974	2,834,298
MarketAxess Holdings Inc.	10,213	4,988,642
SEI Investments Co.	33,514	2,059,100
T Rowe Price Group Inc.	61,050	10,940,160

		23,220,400

Chemicals — 2.9%
Celanese Corp.	31,816	4,983,976
CF Industries Holdings Inc.	57,546	2,798,462
Corteva Inc.	201,337	9,817,192
Eastman Chemical Co.	36,403	4,200,542
LyondellBasell Industries NV, Class A	71,833	7,451,956

		29,252,128

Commercial Services & Supplies — 0.2%
Rollins Inc.	59,506	2,218,384

Communications Equipment — 0.5%
F5 Networks Inc.(a)	16,454	3,072,949
Juniper Networks Inc.	89,295	2,267,200

		5,340,149

Containers & Packaging — 1.5%
International Paper Co.	100,442	5,825,636
Packaging Corp. of America	25,507	3,766,108
Sealed Air Corp.	41,937	2,071,688
Westrock Co.	69,833	3,893,190

		15,556,622

Distributors — 0.4%
Pool Corp.	10,780	4,554,766

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T Inc.	130,854	$4,110,124
Verizon Communications Inc.	59,506	3,438,852

		7,548,976

Electric Utilities — 2.4%
Exelon Corp.	262,106	11,779,044
NRG Energy Inc.	65,692	2,353,087
OGE Energy Corp.	53,969	1,811,200
Pinnacle West Capital Corp.	30,273	2,562,609
PPL Corp.	206,775	6,023,356

		24,529,296

Electrical Equipment — 2.1%
Eaton Corp. PLC	107,613	15,381,126
Generac Holdings Inc.(a)	16,888	5,470,868

		20,851,994

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	20,890	2,382,922
CDW Corp./DE	10,218	1,822,176
Cognex Corp.	46,543	4,008,283
IPG Photonics Corp.(a)(b)	10,038	2,179,350
Keysight Technologies Inc.(a)	50,430	7,279,571
TE Connectivity Ltd.	88,769	11,936,768
Zebra Technologies Corp., Class A(a)	14,346	6,997,118

		36,606,188

Entertainment — 3.5%
Activision Blizzard Inc.	207,605	18,931,500
Electronic Arts Inc.	77,676	11,036,206
Take-Two Interactive Software Inc.(a)	30,753	5,393,461

		35,361,167

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities Inc.	12,319	2,365,248
Camden Property Trust	26,197	3,156,215
Duke Realty Corp.	99,667	4,636,509
Essex Property Trust Inc.	4,899	1,423,257
Omega Healthcare Investors Inc.	61,098	2,321,724
Public Storage	42,314	11,897,004
Vornado Realty Trust	43,765	2,002,249

		27,802,206

Food & Staples Retailing — 2.9%
Kroger Co. (The)	209,234	7,645,410
Walmart Inc.	153,527	21,479,963

		29,125,373

Food Products — 1.0%
JM Smucker Co. (The)	30,681	4,018,904
Tyson Foods Inc., Class A	79,143	6,129,625

		10,148,529

Gas Utilities — 0.3%
Atmos Energy Corp.	33,178	3,436,909

Health Care Equipment & Supplies — 2.6%
ABIOMED Inc.(a)	12,116	3,885,964
Cooper Companies Inc. (The)	14,344	5,893,806
Masimo Corp.(a)	14,040	3,266,687
ResMed Inc.	38,973	7,325,755
West Pharmaceutical Services Inc.	19,861	6,524,736

		26,896,948

Health Care Providers & Services — 5.5%
Anthem Inc.	60,153	22,821,447
DaVita Inc.(a)	21,460	2,500,734

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)	38,420	$2,785,450
Humana Inc.	35,582	15,842,530
Molina Healthcare Inc.(a)	16,015	4,085,426
Quest Diagnostics Inc.	36,122	4,763,769
Universal Health Services Inc., Class B	20,899	3,101,621

		55,900,977

Health Care Technology — 0.6%
Cerner Corp.	82,137	6,164,382

Household Durables — 3.8%
DR Horton Inc.	92,931	9,134,188
Garmin Ltd.	38,577	5,294,308
Lennar Corp., Class A	73,863	7,652,207
Mohawk Industries Inc.(a)	16,276	3,344,718
NVR Inc.(a)	946	4,747,123
PulteGroup Inc.	72,129	4,264,266
Whirlpool Corp.	16,754	3,961,483

		38,398,293

Insurance — 2.8%
Athene Holding Ltd., Class A(a)	34,027	2,030,391
Brown & Brown Inc.	64,657	3,438,459
Erie Indemnity Co., Class A, NVS	6,846	1,465,181
Everest Re Group Ltd.	10,753	2,978,044
Fidelity National Financial Inc.	74,145	3,382,495
Globe Life Inc.	27,221	2,789,880
Hartford Financial Services Group Inc. (The)	96,342	6,354,718
Lincoln National Corp.	51,976	3,333,221
MetLife Inc.	163	10,372
Reinsurance Group of America Inc.	18,285	2,386,741

		28,169,502

Interactive Media & Services — 0.6%
Facebook Inc., Class A(a)	1,378	447,960
IAC/InterActiveCorp.(a)	21,391	5,421,977

		5,869,937

Internet & Direct Marketing Retail — 3.1%
Amazon.com Inc.(a)	5,909	20,488,985
eBay Inc.	188,242	10,502,021

		30,991,006

IT Services — 3.2%
Akamai Technologies Inc.(a)(b)	43,761	4,756,820
Black Knight Inc.(a)	42,235	3,058,659
Cognizant Technology Solutions Corp., Class A	145,842	11,725,697
EPAM Systems Inc.(a)	15,023	6,876,778
Jack Henry & Associates Inc.	20,613	3,356,415
Western Union Co. (The)	110,546	2,847,665

		32,622,034

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	83,051	11,098,935
Bio-Rad Laboratories Inc., Class A(a)	5,952	3,750,534

		14,849,469

Machinery — 1.6%
Cummins Inc.	39,720	10,011,029
Pentair PLC	44,639	2,879,662
Snap-on Inc.	13,917	3,306,679

		16,197,370

Media — 1.3%
Cable One Inc.	1,295	2,318,050
Discovery Inc., Class A(a)	43,206	1,627,138

Security	Shares	Value

Media (continued)
Discovery Inc., Class C, NVS(a)	86,920	$2,808,385
Fox Corp., Class B	45,754	1,664,530
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	46,911	2,121,785
News Corp., Class A, NVS	104,625	2,740,652

		13,280,540

Metals & Mining — 1.0%
Nucor Corp.	81,200	6,679,512
Steel Dynamics Inc.	56,581	3,067,822

		9,747,334

Multi-Utilities — 1.4%
Ameren Corp.	66,455	5,638,042
Public Service Enterprise Group Inc.	136,030	8,591,655

		14,229,697

Multiline Retail — 2.4%
Target Corp.	116,620	24,170,661

Oil, Gas & Consumable Fuels — 0.2%
Cabot Oil & Gas Corp.	107,432	1,790,891

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)	14,924	2,453,506
Royalty Pharma PLC, Class A	30,452	1,339,888
Viatris Inc.(a)	329,780	4,386,074

		8,179,468

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	37,064	3,074,459
Robert Half International Inc.	30,845	2,702,330

		5,776,789

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	90,178	7,683,166

Road & Rail — 2.1%
AMERCO	2,589	1,544,675
JB Hunt Transport Services Inc.	22,702	3,875,458
Kansas City Southern	25,376	7,415,121
Knight-Swift Transportation Holdings Inc.	34,399	1,620,881
Old Dominion Freight Line Inc.	25,247	6,508,929

		20,965,064

Semiconductors & Semiconductor Equipment — 8.3%
Intel Corp.	496,358	28,555,476
Maxim Integrated Products Inc.	71,731	6,742,714
Micron Technology Inc.(a)	298,818	25,719,265
Monolithic Power Systems Inc.	11,476	4,147,197
Qorvo Inc.(a)	30,725	5,781,523
Skyworks Solutions Inc.	44,927	8,146,613
Teradyne Inc.	44,656	5,585,572

		84,678,360

Software — 8.4%
ANSYS Inc.(a)	23,074	8,437,239
Cadence Design Systems Inc.(a)	74,985	9,880,773
Citrix Systems Inc.	31,565	3,909,325
Cloudflare Inc., Class A(a)	41,470	3,514,168
Datadog Inc., Class A(a)(b)	23,143	1,984,975
Intuit Inc.	38,613	15,914,734
Microsoft Corp.	111,825	28,200,029
NortonLifeLock Inc.	151,011	3,263,348
Synopsys Inc.(a)	40,818	10,084,495

		85,189,086

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.7%
Advance Auto Parts Inc.	18,595	$3,721,975
Best Buy Co. Inc.	62,528	7,270,131
Tractor Supply Co.	31,260	5,895,636

		16,887,742

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	314,173	41,301,182
Hewlett Packard Enterprise Co.	345,887	5,541,110
HP Inc.	384,607	13,118,945
NetApp Inc.	59,711	4,459,815
Seagate Technology PLC	62,324	5,786,160

		70,207,212

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(a)	21,661	7,262,283

Trading Companies & Distributors — 1.9%
Fastenal Co.	154,285	8,066,020
United Rentals Inc.(a)	19,387	6,202,870
WW Grainger Inc.	12,248	5,309,998

		19,578,888

Total Common Stocks — 99.8% (Cost: $752,574,153)		1,013,271,839

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	6,761,276	$6,764,656
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,168,000	1,168,000

		7,932,656

Total Short-Term Investments — 0.8% (Cost: $7,932,656)		7,932,656

Total Investments in Securities — 100.6% (Cost: $760,506,809)		1,021,204,495

Other Assets, Less Liabilities — (0.6)%		(6,380,781)

Net Assets — 100.0%		$1,014,823,714

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,353,763	$5,412,218	(a)	$—	$381	$(1,706)	$6,764,656	6,761,276	$6,383	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	818,000	350,000	(a)	—	—	—	1,168,000	1,168,000	743		—

					$381	$(1,706)	$7,932,656		$7,126		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5	06/18/21	$1,044	$61,720
S&P MidCap 400 E-Mini Index	1	06/18/21	272	6,968

				$68,688

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,013,271,839	$—	$—	$1,013,271,839
Money Market Funds	7,932,656	—	—	7,932,656

	$1,021,204,495	$—	$—	$1,021,204,495

Derivative financial instruments(a)
Assets
Futures Contracts	$68,688	$—	$—	$68,688

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4